SECURITIES AND EXCHANGE COMMISSION

                             Washington, D. C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     /  /
                                                                             --


         Pre-Effective Amendment No.                                        /  /
                                      -------                                --
         Post-Effective Amendment No.    32                                  /X/
                                      ------                                 ---

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         / /


         Amendment No.   33                                                 /X /
                       -----                                                --
                        (Check appropriate box or boxes.)


               AmeriPrime Funds - File Nos. 33-96826 and 811-9096
             1793 Kingswood Drive, Suite 200, Southlake, Texas 76092
                (Address of Principal Executive Offices) Zip Code

Registrant's Telephone Number, including Area Code:   (817) 431-2197

Kenneth Trumpfheller, 1793 Kingswood Dr., Suite 200, Southlake, TX  76092
                  (Name and Address of Agent for Service)

                                  With copy to:

            Donald S. Mendelsohn, Brown, Cummins & Brown Co., L.P.A.
                    3500 Carew Tower, Cincinnati, Ohio 45202

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:

     /X/ immediately upon filing pursuant to paragraph (b)
     / / on _________ pursuant to paragraph (b)
     / / 60 days after filing pursuant to paragraph (a)(1)
     / / on (date) pursuant to paragraph (a)(1)
     / / 75 days after filing pursuant to paragraph (a)(2)
     / / on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

         / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                             IMS CAPITAL VALUE FUND

                                   PROSPECTUS

                                NOVEMBER 1, 1999

INVESTMENT OBJECTIVE:

Long-term growth

10159 S.E. Sunnyside Road
Suite 330
Portland, Oregon  97015

(800) 934-5550

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                                            PAGE

ABOUT THE FUND.................................................................1

FEES AND EXPENSES OF INVESTING IN THE FUND.....................................3

HOW TO BUY SHARES..............................................................3

HOW TO REDEEM SHARES...........................................................5

DETERMINATION OF NET ASSET VALUE...............................................6

DIVIDENDS, DISTRIBUTIONS AND TAXES.............................................6

MANAGEMENT OF THE FUND.........................................................6

YEAR 2000 ISSUE................................................................8

FINANCIAL HIGHLIGHTS...........................................................9

FOR MORE INFORMATION..................................................Back Cover

ABOUT THE FUND

INVESTMENT OBJECTIVE

      The investment objective of the IMS Capital Value Fund is long-term growth.

PRINCIPAL STRATEGIES

         The Fund invests primarily in common stocks of U.S. companies. The Fund's investment advisor, IMS Capital Management, Inc., applies a value-oriented investment philosophy designed to reduce risk and enhance potential returns. The advisor strives to maximize potential returns by purchasing companies at historically low prices, when they are temporarily out of favor and showing signs of positive business momentum (such as rising sales and earnings). The Fund may also purchase "growth stocks" if the advisor believes the shares are significantly undervalued. A "growth stock" is one with above market average sales growth and price to earnings ratio.

         The advisor seeks to reduce risk through diversification and by focusing on large, established companies. The companies selected generally will be highly visible, household names that trade on the New York Stock Exchange and that historically have had market capitalizations of at least five billion dollars. These well-capitalized, often globally-diversified, U.S. companies generally have the resources to weather negative business conditions successfully and provide both growth and stability.

         The advisor believes that investors tend to overreact to short-term negative events, which can in turn create undervalued security prices. For this reason, the advisor applies a patient approach to stock selection. Through a careful process of company research and analysis, the advisor selects companies for potential purchase based on various criteria. The advisor's strategy includes:

o Monitoring companies until the stock price declines to the advisor's target buy price

o Purchasing a company only if the advisor believes the price decline is temporary

o Emphasizing securities with a high potential for gain upon return to historical levels, securities trading at a discount to the advisor's estimation of the company's fair market value (based on projected future cash flow, balance sheet characteristics, and future earnings), and securities trading at the low end of their historical fundamental valuation ranges based on current financial ratios such as price to cash flow, price to book value and price to earnings

         The Fund may sell a security after it has exceeded the advisor's estimation of fair market value (based on projected future cash flow, balance sheet characteristics, and future earnings).

PRINCIPAL RISKS OF INVESTING IN THE FUND

o MANAGEMENT RISK. The strategy used by the Fund's advisor may fail to produce the intended results.

o COMPANY RISK. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio. The value of an individual company can be more volatile than the market as a whole.

o MARKET RISK. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.

o VOLATILITY RISK. Common stocks tend to be more volatile than other investment choices. The value of an individual company can be more volatile than the market as a whole. This volatility affects the value of the Fund's shares.

o An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o    The Fund is not a complete investment program.

o As with any mutual fund investment, the Fund's returns will vary and you could lose money.

GENERAL

      The investment objective of the Fund may be changed without shareholder approval.

      From time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments, securities of other no-load mutual funds or repurchase agreements. If the Fund invests in shares of another mutual fund, the shareholders of the Fund will indirectly pay additional management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

IS THE FUND RIGHT FOR YOU?

Because of its diversified, large company focus, the Fund is designed to be a "core holding" within a typical investor's asset mix. The advisor typically holds companies for three to five years at a time, and therefore believes that the Fund may not be appropriate for those with shorter time horizons.

The Fund may be suitable for:

o    Long-term investors seeking a fund with a value investment strategy
o    Investors willing to accept price fluctuations in their investment
o Investors who can tolerate the greater risks associated with common stock investments

HOW THE FUND HAS PERFORMED

      The bar chart shows changes in the Fund's returns since the Fund's inception. The performance table shows how the Fund's average annual total returns compare over time to those of a broad-based securities market index.

(Total return as of December 31) * [Insert bar chart with the following data points:

1997...............(__)%
1998...............(__)%]

      *The Fund's year-to-date return as of September 30, 1999 was (__)%

      During the period shown, the highest return for a quarter was (__)% (Q_, 199_); and the lowest return was (__)% (Q_, 199_).

AVERAGE ANNUAL TOTAL RETURNS:

                            One Year Since Inception

The Fund                                    (___)%            (___)%
Russell Mid Cap Value Index                 (___)%            (___)%

                   FEES AND EXPENSES OF INVESTING IN THE FUND

The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases ...........................NONE
Maximum Deferred Sales Charge (Load)........................................NONE
Redemption Fee..............................................................NONE

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

Management Fees1...........................................................1.26%
Distribution (12b-1) Fees...................................................NONE
Other Expenses.............................................................0.91%
Total Annual Fund Operating Expenses.......................................2.17%

Fee Waiver and Expense Reimbursement2......................................0.58%
Net Expenses (after fee waiver and expense reimbursement)..................1.59%

     1 Management fee has been restated to reflect current management fees. The Fund's advisor permanently reduced the management fee from 1.59% to 1.26% of net assets.
     2 The Fund's advisor has contractually agreed to reimburse Fund expenses to maintain total operating expenses at 1.59% of net assets through October 31, 2004.

Example:

         The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment for the time periods indicated, reinvestment of dividends and distributions, 5% annual total return, constant operating expenses, and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your costs will be:

         1 YEAR            3 YEARS           5 YEARS          10 YEARS
         ------            --------          -------          --------




                                HOW TO BUY SHARES

         The minimum initial investment in the Fund is $5,000 ($2,000 for IRAs) and minimum subsequent investments are $100. These minimums may be waived by the Advisor for accounts participating in an automatic investment program. If your investment is aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment. If you purchase or redeem shares through a broker/dealer or another intermediary, you may be charged a fee by that intermediary.

INITIAL PURCHASE

BY MAIL- To be in proper form, your initial purchase request must include:

o a completed and signed investment application form (which accompanies this Prospectus); and o a check (subject to the minimum amounts) made payable to the Fund.

Mail application and check to:

U.S. Mail:                              Overnight:
       IMS Capital Value Fund                IMS Capital Value Fund
       c/o American Data Services, Inc.      c/o American Data Services,Inc.
       P.O. Box 5536                         Hauppauge Corporate Center
       Hauppauge, New York  11788-0132       150 Motor Parkway
                                             Hauppauge, New York 11788

         BY WIRE- You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call IMS Capital Management, Inc. the Fund's transfer agent at (800) 934-5550 to set up your account and obtain an account number. You should be prepared at that time to provide the information on the application. Then, provide your bank with the following information for purposes of wiring your investment:

         Firstar Bank, N.A.

         ABA #0420-0001-3

         Attn: IMS Capital Value Fund

         D.D.A.# 485777197

         Account Name _________________(write in shareholder name) For the Account # ______________(write in account number)

         You must mail a signed application to Firstar Bank, N.A, the Fund's custodian, at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

ADDITIONAL INVESTMENTS

         You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) by mail, wire, or automatic investment. Each additional mail purchase request must contain:

     -your name                 -the name of your account(s)
     -your account number(s)    -a check made payable to IMS Capital Value Fund

Checks should be sent to the IMS Capital Value Fund at the address listed above. A bank wire should be sent as outlined above.

AUTOMATIC INVESTMENT PLAN

         You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time.

TAX SHELTERED RETIREMENT PLANS

         Since the Fund is oriented to longer-term investments, the Fund may be an appropriate investment medium for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Fund's transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax advisor regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the Fund's transfer agent about the IRA custodial fees.

OTHER PURCHASE INFORMATION

         The Fund may limit the amount of purchases and to refuse to sell to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

                              HOW TO REDEEM SHARES

         You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. Presently there is no charge for wire redemptions; however, the Fund may charge for this service in the future. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares. If you redeem your shares through a broker/dealer or other institution, you may be charged a fee by that institution.

     BY MAIL - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

                        IMS Capital Value Fund
                        c/o American Data Services, Inc.
                        P.O. Box 5536
                        Hauppauge, New York  11788-0132

         Requests to sell shares are processed at the net asset value next calculated after we receive your order in proper form. To be in proper form, your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. This request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of the Fund or the Fund's transfer agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

         BY TELEPHONE - You may redeem any part of your account in the Fund by calling the Fund's transfer agent at (800) 934-5550. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

         The Fund or the transfer agent may terminate the telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

         ADDITIONAL INFORMATION - If you are not certain of the requirements for a redemption please call the Fund's transfer agent at (800) 934-5550. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances (as determined by the Securities and Exchange Commission) the Fund may suspend redemptions or postpone payment dates.

         Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $5,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax advisor concerning the tax consequences of involuntary redemptions. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period. Your shares are subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Fund.

                        DETERMINATION OF NET ASSET VALUE

         The price you pay for your shares is based on the Fund's net asset value per share (NAV). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.

         The Fund's assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued by the Fund's advisor at their fair value, according to procedures approved by the Fund's board of trustees.

         Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

         DIVIDENDS AND DISTRIBUTIONS. The Fund typically distributes substantially all of its net investment income in the form of dividends to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request. The Fund expects that its distributions will consist primarily of capital gains.

         TAXES. In general, selling shares of the Fund and receiving distributions (whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. Because distributions of long-term capital gains are subject to capital gains taxes, regardless of how long you have owned your shares, you may want to avoid making a substantial investment when a Fund is about to make a long-term capital gains distribution.

         Early each year, the Fund will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year. If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

         The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor's tax circumstances are unique, please consult with your tax advisor about your investment.

                             MANAGEMENT OF THE FUND

         IMS Capital Management, Inc., 10159 S.E. Sunnyside Road, Suite 330, Portland, Oregon 97015 serves as investment advisor to the Fund. IMS Capital Management, Inc. is an independent investment advisory firm that has practiced a large company, value-oriented, contrarian style of management for a select group of clients since 1988. The advisor currently manages accounts for institutional clients, retirement plans, families, trusts and small businesses, both taxable and non-taxable.

         Carl W. Marker has been primarily responsible for the day-to-day management of the Fund's portfolio since its inception. Mr. Marker has served as the advisor's chairman, president and primary portfolio manager since 1988, and began privately managing individual common stocks in 1981. Mr. Marker, who graduated from the University of Oregon, previously worked for divisions of both General Motors and Mercedes-Benz as a financial systems analyst before founding IMS Capital Management, Inc.

         During the period ended June 30, 1999, the Fund paid the advisor a fee equal to 1.26% of its average daily net assets.

THE ADVISOR'S PRIOR PERFORMANCE

         The advisor has been managing equity accounts for its clients since 1988. The performance of the accounts with investment objectives, policies and strategies substantially similar to those of the Fund appears below. The data is provided to illustrate past performance of the advisor in managing such accounts, as compared to the ValueLine Index. Carl Marker, the person responsible for the performance below, is also responsible for the investment management of the Fund.

         The performance of the accounts managed by the advisor does not represent the historical performance of the Fund and should not be considered indicative of future performance of the Fund. Results may differ because of, among other things, differences in brokerage commissions, account expenses, including management fees, the size of positions taken in relation to account size and diversification of securities, timing of purchases and sales, availability of cash for new investments and the private character of accounts compared with the public character of the Fund. In addition, the managed accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act and the Internal Revenue Code which, if applicable, may have adversely affected the performance results of the managed accounts. The results for different periods may vary.

                             AVERAGE ANNUAL RETURNS*

                           IMS CAPITAL          IMS MANAGED          VALUELINE
                            VALUE FUND            ACCOUNTS             INDEX

One year.                     13.24%               13.33%               5.82%
Since Fund
Inception (8/5/96)            13.15%                N/A                19.19%
Five years                     N/A                 12.58%              15.26%
Since Managed Account
Inception (12/31/90)           N/A                 19.21%              18.31%



      IMS MANAGED ACCOUNTS - GROWTH OF $10,000 INVESTED JANUARY 1, 1991 TO
                              DECEMBER 31, 1998**

[Graph showing growth of $10,000 investment

                             IMS CAPITAL                 VALUELINE
                              MANAGEMENT                   INDEX

         1991                  $14,103                    $13,883
         1992                  $18,620                    $15,986
         1993                  $23,236                    $18,877
         1994                  $23,124                    $18,739
         1995                  $26,366                    $23,599
         1996                  $33,327                    $28,267
         1997                  $35,693                    $36,310
         1998                  $40,450                    $38,423]


      *AVERAGE ANNUAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998 FOR THE MANAGED ACCOUNTS AND VALUELINE ARE CALCULATED USING CALCULATIONS WHICH DIFFER FROM THE STANDARDIZED SEC CALCULATION.

      **THE ADVISOR'S TOTAL RETURNS BY YEAR WERE AS FOLLOWS: 1991 41.03%, 1992 32.03%, 1993 24.79%, 1994 0.48%, 1995 14.02%, 1996 26.3%, 1997 7.05%, 1998
      13.33%. THE ADVISOR'S PERFORMANCE FIGURES REFLECT THE USE OF TIME-WEIGHTED CASH FLOWS AND DOLLAR-WEIGHTED AVERAGE ANNUALIZED TOTAL RETURNS FOR THE ADVISOR'S EQUITY ACCOUNTS HAVING OBJECTIVES SIMILAR TO THE FUND. THE COMPOSITE INCLUDES ALL FEE-PAYING, DISCRETIONARY, INDIVIDUAL STOCK PORTFOLIOS ABOVE $10,000. OTHER ACCOUNTS OF THE ADVISOR ARE EXCLUDED FROM THE COMPOSITE BECAUSE THE NATURE OF THOSE ACCOUNTS MAKE THEM INAPPROPRIATE FOR PURPOSES OF COMPARISON. IN ADDITION, PERFORMANCE OF ACCOUNTS PRIOR TO 1991 IS EXCLUDED FOR THE SAME REASON. IN 1988, NO ACCOUNT SATISFIED THE ADVISOR'S CRITERIA FOR INCLUSION IN THE COMPOSITE. IN 1989 AND 1990, THE AGGREGATE ASSETS IN THE QUALIFYING ACCOUNTS WERE TOO SMALL TO PROVIDE DIVERSIFICATION COMPARABLE TO THAT OF A DIVERSIFIED MUTUAL FUND, AND THEREFORE THE ADVISOR BELIEVES INCLUSION OF PERFORMANCE FOR THOSE YEARS WOULD BE MISLEADING. PERFORMANCE FIGURES REFLECTED ARE NET OF ALL EXPENSES, INCLUDING TRANSACTION COSTS, COMMISSIONS AND MANAGEMENT FEES. RESULTS DO NOT INCLUDE THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. COMPLETE PERFORMANCE PRESENTATION NOTES ARE AVAILABLE ON REQUEST.

      THE VALUELINE INDEX RETURNS BY YEAR WERE AS FOLLOWS: 1991 38.83%, 1992 15.15%, 1993 18.08%, 1994 -0.73%, 1995 25.94%, 1996 19.78%, 1997 28.45%,
      1998 5.82%. THE VALUELINE INDEX IS A WIDELY RECOGNIZED, UNMANAGED INDEX OF MARKET ACTIVITY BASED UPON THE AGGREGATE, EQUALLY WEIGHTED PERFORMANCE OF APPROXIMATELY 1,600 PUBLICLY TRADED COMMON STOCKS. THE VALUELINE INDEX RETURNS REFLECT CHANGES IN MARKET PRICES ADJUSTED FOR DIVIDENDS, DISTRIBUTIONS AND STOCK SPLITS. RETURNS FOR THE VALUELINE INDEX DO NOT ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS AND DO NOT REFLECT THE DEDUCTION OF TRANSACTION COSTS OR EXPENSES, INCLUDING MANAGEMENT FEES.

                                 YEAR 2000 ISSUE

         Like other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Fund's advisor or the Fund's various service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue."

         The Fund's advisor has taken steps that it believes are reasonably designed to address the Year 2000 Issue with respect to its computer systems. The Fund's administrator has obtained reasonable assurances from each of the Funds' major service providers that they have taken comparable steps with respect to the computer systems used to service the Fund. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund. In addition, the Fund's advisor cannot make any assurances that the Year 2000 Issue will not affect the companies in which the Fund invests or worldwide markets and economies.

                              FINANCIAL HIGHLIGHTS

         The following table is intended to help you better understand the Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. The total returns represent the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by McCurdy & Associates CPA's, Inc., whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request.

===================================================================================================================================
                                          EIGHT MONTHS                                                 PERIOD
                                              ENDED                                                     ENDED
===================================================================================================================================
                                             JUNE 30,              YEARS ENDED OCTOBER 31,             OCTOBER 31,
-----------------------------------------------------------------------------------------------------------------------------------
                                               1999                1998               1997            1996 (C)
-----------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
Net asset value, beginning of period        $  11.28            $  12.06           $  10.76          $  10.00
Income from investment operations:
Net investment income (loss)                                       (0.06)             (0.08)            (0.01)
Net realized and unrealized gain                3.28                0.12               1.38              0.77
Total from investment operations                3.28                0.06               1.30              0.76
Less Distributions
From net investment income                                         (0.03)
From net realized gain                                             (0.81)
Total Distributions                                                (0.84)
Net asset value, end of period               $  14.56           $  11.28           $  12.06          $  10.76

TOTAL RETURN (b)                                29.08%              2.27%             12.08%             7.60%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                $11,608             $11,524             $9,932            $4,741
Ratio of expenses to average net assets          1.59% (a)           1.73%              1.97%             1.84% (a)
Ratio of expenses to average net assets

before reimbursement                             2.50% (a)           2.34%              2.54%             3.92% (a)

Ratio of net investment income (loss) to
average net assets                              (0.04)% (a)         (0.53)%            (0.64)%           (0.25)% (a)
Ratio of net investment income (loss) to
average net assets before reimbursement         (0.95)% (a)         (1.14)%            (1.20)%           (2.32)% (a)
Portfolio turnover rate                         68.16% (a)          81.74%             34.76%             3.56% (a)

(a)  Annualized
(b) For periods of less than a full year, total returns are not annualized.
(c)  August 5, 1996 (commencement of operations) to October 31, 1996

                              FOR MORE INFORMATION

      Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this prospectus by reference, contains detailed information on Fund policies and operations. Annual and semi-annual reports contain management's discussion of market conditions, investment strategies and performance results as of the Fund's latest semi-annual or annual fiscal year end.

         Call the Funds at 800-868-9535 to request free copies of the SAI and the Fund's annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries.

      You may also obtain information about the Fund (including the SAI and other reports) from the Securities and Exchange Commission on their Internet site at http://www.sec.gov or at their Public Reference Room in Washington, D.C. Call the SEC at 800-SEC-0330 for room hours and operation. You may also obtain fund information by sending a written request and duplicating fee to the Public Reference Section of the SEC, Washington, D.C. 20549-6609.

Investment Company Act #811-9096

                             IMS CAPITAL VALUE FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                November 1, 1999

         This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of IMS Capital Value Fund dated November 1, 1999. This SAI incorporates by reference the Fund's Annual Report to Shareholders for the fiscal year ended June 30, 1999 ("Annual Report"). A free copy of the Prospectus or Annual Report can be obtained by writing the Transfer Agent at American Data Services, Inc., 150 Motor Parkway, Hauppauge, New York, 11788, or by calling (800) 934-5550.

                                TABLE OF CONTENTS

                                                                            PAGE

DESCRIPTION OF THE TRUST.......................................................1

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
CONSIDERATIONS.................................................................2

INVESTMENT LIMITATIONS.........................................................4

THE INVESTMENT ADVISOR.........................................................6

TRUSTEES AND OFFICERS..........................................................7

PORTFOLIO TRANSACTIONS AND BROKERAGE...........................................7

DETERMINATION OF SHARE PRICE...................................................9

INVESTMENT PERFORMANCE.........................................................9

CUSTODIAN.....................................................................10

TRANSFER AGENT................................................................10

ACCOUNTANTS...................................................................10

DISTRIBUTOR...................................................................10

ADMINISTRATOR.................................................................10

FINANCIAL STATEMENTS..........................................................11

                       DESCRIPTION OF THE TRUST AND FUND

         IMS Capital Value Fund (the "Fund") was organized as a diversified series of AmeriPrime Funds (the "Trust") on July 25, 1996 and commenced operations on August 5, 1996. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees.

         The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Transfer Agent for the account of the shareholder. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

         Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. The Declaration of Trust can be amended by the Trustees, except that any amendment that adversely effects the rights of shareholders must be approved by the shareholders affected. Each share of the Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the Fund's shareholders.

         As of October 1, 1999, the following persons may be deemed to beneficially own five percent (5%) or more of the Fund: Charles Schwab & Co. ("Schwab"), 101 Montgomery Street, San Francisco, CA was the record owner of 6.622% of the Fund. As a result, Schwab may be deemed to control the Fund. The Schwab accounts are omnibus accounts, and the Fund is unaware of any individual investor owning 5% or more of the Fund.

         As of October 1, 1999, the officers and trustees as a group own less than 1% of the Fund.

         Upon sixty days prior written notice to shareholders, the Fund may make redemption payments in whole or in part in securities or other property if the Trustees determine that existing conditions make cash payments undesirable. For other information concerning the purchase and redemption of shares of the Fund, see "How to Buy Shares" and "How to Redeem Shares" in the Fund's Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Price of Shares" in the Fund's Prospectus.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

         This section contains a more detailed discussion of some of the investments the Fund may make and some of the techniques it may use.

         A. Equity Securities. Equity securities include common stock, American Depository Receipts (ADRs), preferred stock and common stock equivalents (such as convertible preferred stock, rights and warrants). Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms. Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. The Fund may invest up to 5% of its net assets at the time of purchase in convertible preferred stock, convertible debentures, rights or warrants. The Fund reserves the right to invest in foreign stocks, through the purchase of American Depository Receipts, provided the companies have substantial operations in the U.S. and do not exceed 5% of the Fund's net assets.

         B. American Depository Receipts. American Depository Receipts are dollar-denominated receipts that are generally issued in registered form by domestic banks, and represent the deposit with the bank of a security of a foreign issuer. To the extent that the Fund invests in foreign securities, such investments may be subject to special risks. For example, there may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

         C. Covered Call Options. The Fund may write (sell) covered call options on common stocks in the Fund's portfolio. A covered call option on a security is an agreement to sell a particular portfolio security if the option is exercised at a specified price, or before a set date. The Fund profits from the sale of the option, but gives up the opportunity to profit from any increase in the price of the stock above the option price, and may incur a loss if the stock price falls. Risks associated with writing covered call options include the possible inability to effect closing transactions at favorable prices and an appreciation limit on the securities set aside for settlement. When the Fund writes a covered call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. The Fund will only engage in exchange-traded options transactions.

         D. Loans of Portfolio Securities. The Fund may made short and long term loans of its portfolio securities. Under the lending policy authorized by the Board of Trustees and implemented by the Advisor in response to requests of broker-dealers or institutional investors which the Advisor deems qualified, the borrower must agree to maintain collateral, in the form of cash or U.S. government obligations, with the Fund on a daily mark-to-market basis in an amount at least equal to 100% of the value of the loaned securities. The Fund will continue to receive dividends or interest on the loaned securities and may terminate such loans at any time or reacquire such securities in time to vote on any matter which the Board of Trustees determines to be serious. With respect to loans of securities, there is the risk that the borrower may fail to return the loaned securities or that the borrower may not be able to provide additional collateral.

         E. Purchases of Options. Up to 5% of the Fund's net assets may be invested in purchases of put and call options involving individual securities and market indices. An option involves either (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a market index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and market indices. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. Options are traded on organized exchanges and in the over-the-counter market.

         The purchase of options involves certain risks. The purchase of options limits the Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly.

         F. Repurchase Agreements. The Fund may invest in repurchase agreements fully collateralized by U.S. Government obligations. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of an obligation issued by the U.S. Government or by an agency of the U.S. Government ("U.S. Government Obligations") (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with Firstar Bank, N.A. (the Fund's Custodian), other banks with assets of $1 billion or more and registered securities dealers determined by the Advisor to be creditworthy. The Advisor monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions.

         G. Fixed Income Securities. Although the Fund intends to invest primarily in U.S. common stocks, the Advisor reserves the right, during periods of unusually high interest rates or unusual market conditions, to invest in fixed income securities for preservation of capital, total return and capital gain purposes, if the Advisor believes that such a position would best serve the Fund's investment objective. Fixed income securities include corporate debt securities, U.S. government securities and participation interests in such securities. Fixed income securities are generally considered to be interest rate sensitive, which means that their value will generally decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates.

         CORPORATE DEBT SECURITIES - Corporate debt securities are long and short term debt obligations issued by companies (such as publicly issued and privately placed bonds, notes and commercial paper). The Advisor considers corporate debt securities to be of investment grade quality if they are rated A or higher by Standard & Poor's Corporation, or Moody's Investors Services, Inc., or if unrated, determined by the Advisor to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements. The Fund will not invest more than 5% of the value of its net assets in securities that are below investment grade.

         U.S. GOVERNMENT OBLIGATIONS - U.S. government obligations may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal National Mortgage Association (FNMA) are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

INVESTMENT LIMITATIONS

         Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or
(2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

         1. Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, which will not be considered as borrowings provided they are fully collateralized.

         2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is (a) consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff and (b) as described in the Prospectus and the Statement of Additional Information.

         3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

         4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which have a significant portion of their assets in real estate.

         5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

         6. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing non-publicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

         7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

         With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

         Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Restrictions" above).

         i. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

         ii. Borrowing. The Fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The Fund will not invest in reverse repurchase agreements.

         iii. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options and other permitted investments and techniques.

         iv. Short Sales. The Fund will not effect short sales.

         v. Options. The Fund will not purchase or sell puts, calls, options or straddles, except as described in the Prospectus and the Statement of Additional Information.

         vi. Repurchase Agreements. The Fund may invest some or all of the funds assets in U.S. Government repurchase agreements temporarily under certain conditions described in the prospectus.

         vii. Illiquid Investments. The Fund will not invest in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

         viii. Mortgage-related Securities. The Fund will not invest in mortgage-related securities.

THE INVESTMENT ADVISOR

         The Fund's investment advisor is IMS Capital Management, 10159 S.E. Sunnyside Road, Suite 330, Portland, Oregon 97015. Carl W. Marker may be deemed to be a controlling person of the Advisor due to his ownership of the shares of the corporation.

         Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.59% of the average daily net assets of the Fund. The Advisor may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Advisor to waive any fees in the future. For the period August 5, 1996 (commencement of operations) through October 31, 1996 and for the fiscal years ended October 31, 1997 and 1998, the Fund paid advisory fees of $9,952, $108,433 and $164,074, respectively. For the period November 1, 1998 (commencement of the Fund's new fiscal year) through June 30, 1999, the Fund paid advisory fees of $98,550.

         The Advisor retains the right to use the name "IMS" in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust's right to use the name "IMS" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Advisor on ninety days written notice.

         The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Fund believes that the Glass-Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

TRUSTEES AND OFFICERS

         The Board of Trustees supervises the business activities of the Trust. The names of the Trustees and executive officers of the Trust are shown below. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk.

======================================= -------------------------- ============================================================
        NAME, AGE AND ADDRESS                    POSITION                    PRINCIPAL OCCUPATIONS DURING

======================================= -------------------------- ============================================================
======================================= -------------------------- ============================================================
* Kenneth D. Trumpfheller               President and Trustee      President, Treasurer and Secretary of AmeriPrime Financial
======================================= -------------------------- ============================================================
======================================= -------------------------- ============================================================
Paul S. Bellany                         Secretary, Treasurer       Secretary, Treasurer and Chief Financial Officer of

======================================= -------------------------- ============================================================
======================================= -------------------------- ============================================================
Steve L. Cobb                           Trustee                    President of Chandler Engineering Company, L.L.C., oil and

======================================= -------------------------- ============================================================
======================================= ========================== ============================================================
Gary E. Hippenstiel                     Trustee                    Director, Vice President and Chief Investment Officer of

======================================= ========================== ============================================================

         THE COMPENSATION PAID TO THE TRUSTEES OF THE TRUST FOR THE FUND'S FISCAL YEAR ENDED JUNE 30, 1999 IS SET FORTH IN THE FOLLOWING TABLE. TRUSTEE FEES ARE TRUST EXPENSES AND EACH SERIES OF THE TRUST PAYS A PORTION OF THE TRUSTEE FEES.

======================================== ----------------------------------- ==================================================
                 NAME                                 AGGREGATE                        TOTAL COMPENSATION

======================================== ----------------------------------- ==================================================
======================================== ----------------------------------- ==================================================
Kenneth D. Trumpfheller                                   0                                     0
======================================== ----------------------------------- ==================================================
======================================== ----------------------------------- ==================================================
Steve L. Cobb                                          $11,029                               $11,029
======================================== ----------------------------------- ==================================================
======================================== =================================== ==================================================
Gary E. Hippenstiel                                    $11,029                               $11,029
======================================== =================================== ==================================================

PORTFOLIO TRANSACTIONS AND BROKERAGE

         Subject to policies established by the Board of Trustees of the Trust, the Advisor is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Advisor may give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.

         The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

         Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Fund under the Agreement. Due to research services provided by brokers, the Fund directed to brokers $4,421,901 and $12,288,660 of brokerage transactions (on which commissions were $11,328 and $29,459) during the fiscal years ended October 31, 1997 and 1998. For the period November 1, 1998 (commencement of the Fund's new fiscal year) through June 30, 1999, the Fund directed to brokers $11,274,145 of brokerage transactions (on which commissions were $28,330) due to research services provided by brokers.

         Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

         To the extent that the Trust and another of the Advisor's clients seek to acquire the same security at about the same time, the Trust may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Trust may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Trust. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection.

         For the period August 5, 1996 (commencement of operations) through October 31, 1996 and for the fiscal years ended October 31, 1997 and 1998, the Fund paid brokerage commissions of $3,318, $22,002 and $46,635, respectively. For the period November 1, 1998 (commencement of the Fund's new fiscal year) through June 30, 1999, the Fund paid brokerage commissions of $33,268.

DETERMINATION OF SHARE PRICE

         The price (net asset value) of the shares of the Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the net asset value (share price), see "The Price of Shares" in the Prospectus.

INVESTMENT PERFORMANCE

         Each Fund may periodically advertise "average annual total return." "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                   P(1+T)n=ERV

Where:            P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return
                  n        =        number of years
                  ERV      =        ending redeemable value at the end of the
                                    applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.

         The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue. For the period August 5, 1996 (commencement of operations) to October 31, 1996 and for the fiscal years ended October 31, 1997 and 1998, the Fund's average annual total return was 30.23%, annualized, 12.08% and 2.27% respectively. For the period November 1, 1998 (commencement of the Fund's new fiscal year) through June 30, 1999, the Fund's total return was 29.08%.

         From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. The Fund may use the Standard & Poor's 500 Stock Index or the Dow Jones Industrial Average.

         In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

CUSTODIAN

         Firstar Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, is Custodian of the Fund's investments. The Custodian acts as the Fund's depository, safekeeping its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

TRANSFER AGENT

         American Data Services, Inc. ("ADS"), Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, New York 11788, acts as the Fund's transfer agent and, in such capacity, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other accounting and shareholder service functions. In addition, ADS provides the Fund with certain monthly reports, record-keeping and other management-related services. For the period August 5, 1996 (commencement of operations) through October 31, 1996 and for the fiscal years ended October 31, 1997 and 1998, ADS received $4,800, $20,000 and $16,878, respectively, from the Fund for these services. For the period November 1, 1998 (commencement of the Fund's new fiscal year) through June 30, 1999, ADS received $___ from the Fund for these services.

ACCOUNTANTS

         The firm of McCurdy & Associates, CPA's, 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Fund for the fiscal year ending June 30, 2000. McCurdy & Associates performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

         AmeriPrime Financial Securities, Inc., 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092, is the exclusive agent for distribution of shares of the Fund. Kenneth D. Trumpfheller, a Trustee and officer of the Trust, is an affiliate of the Distributor. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis.

ADMINISTRATOR

         The Fund retains AmeriPrime Financial Services, Inc., 1793 Kingswood Drive, Suite 200, Southlake, TX 76092, (the "Administrator") to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. For the period August 5, 1996 (commencement of operations) through October 31, 1996 and for the fiscal years ended October 31, 1997 and 1998, the Administrator received $12,500, $30,000, and $30,000, respectively from the Fund for these services. For the period November 1, 1998 (commencement of the Fund's new fiscal year) through June 30, 1999, the Administrator received $____ from the Fund for these services.

FINANCIAL STATEMENTS

         The financial statements and independent auditors' report required to be included in the Statement of Additional Information are incorporated herein by reference to the Fund's Annual Report to Shareholders for the period ended June 30, 1999. The Trust will provide the Annual Report without charge by calling the Fund at (800)-934-5550.

AMERIPRIME FUNDS

PART C.  OTHER INFORMATION

Item 23. Exhibits

(a)  Articles of Incorporation.

(i) Copy of Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

(ii) Copy of Amendment No. 1 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

(iii) Copy of Amendment No. 2 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1, is hereby incorporated by reference.

(iv) Copy of Amendment No. 3 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

(v) Copy of Amendment No. 4 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

(vi) Copy of Amendment No. 5 and Amendment No. 6 to Registrant's Declaration of Trust, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 8, are hereby incorporated by reference.

(viii) Copy of Amendment No. 7 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

(ix) Copy of Amendment No. 8 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

(x) Copy of Amendment No. 9 to Registrant's Declaration of Trust which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 15, is hereby incorporated by reference.

(xi) Copy of Amendment No. 10 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16, is hereby incorporated by reference.

(xii) Copy of Amendment No. 11 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 17, is hereby incorporated by reference.

(xiii) Copy of Amendment No. 12 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

(xiv) Copy of Amendment No. 13 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

(xv) Copy of Amendments No. 14-17 to Registrant's Declaration of Trust, which were filed as Exhibits to Registrant's Post-Effective Amendment No. 27, are hereby incorporated by reference.

(xvi) Copy of Amendments No. 18-19 to Registrant's Declaration of Trust which were filed as Exhibits to Registrant's Post-Effective Amendment No. 30, are hereby incorporated by reference.

(b) By-Laws. Copy of Registrant's By-Laws, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

(c) Instruments Defining Rights of Security Holders. - None other than in the Declaration of Trust, as amended, and By-Laws of the Registrant.

(d)  Investment Advisory Contracts.

(i) Copy of Registrant's Management Agreement with Carl Domino Associates, L.P., Adviser to Carl Domino Equity Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

(ii) Copy of Registrant's Management Agreement with Jenswold, King & Associates, Adviser to Fountainhead Special Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 8, is hereby incorporated by reference.

(iii) Copy of Registrant's Management Agreement with GLOBALT, Inc., Adviser to GLOBALT Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

(iv) Copy of Registrant's Management Agreement with IMS Capital Management, Inc., Adviser to the IMS Capital Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 2, is hereby incorporated by reference.

(v) Copy of Registrant's Management Agreement with Commonwealth Advisors, Inc., Adviser to Florida Street Bond Fund and Florida Street Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 8, is hereby incorporated by reference.

(vi) Copy of Registrant's Management Agreement with Corbin & Company, Adviser to Corbin Small-Cap Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 8, is hereby incorporated by reference.

(vii) Copy of Registrant's proposed Management Agreement with Vuong Asset Management Company, LLC, Adviser to MAI Enhanced Index Fund, MAI Growth & Income Fund, MAI Aggressive Growth Fund, MAI High-Yield Income Fund, MAI Capital Appreciation Fund and MAI Global Equity Fund (the "MAI Family of Funds"), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

(viii) Copy of Registrant's proposed Management Agreement with CWH Associates, Inc., Advisor to Worthington Theme Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 10, is hereby incorporated by reference.

(ix) Copy of Registrant's Management Agreement with Burroughs & Hutchinson, Inc., Advisor to the Marathon Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 15, is hereby incorporated by reference.

(x) Copy of Registrant's Management Agreement with The Jumper Group, Inc., Adviser to the Jumper Strategic Advantage Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

(xi) Copy of Registrant's Management Agreement with Appalachian Asset Management, Inc., Advisor to the AAM Equity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 17, is hereby incorporated by reference.

(xii) Copy of Registrant's Management Agreement with Martin Capital Advisors, L.L.P., Advisor to the Austin Opportunity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

(xiii) Copy of Registrant's proposed Management Agreement with Paul B. Martin, Jr. d/b/a Martin Capital Advisors, Advisor to the Texas Opportunity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 17, is hereby incorporated by reference.

(xiv) Copy of Registrant's Management Agreement with Martin Capital Advisors L.L.P., Advisor to the U.S. Opportunity Fund, which was filed as an Exhibit to Registrants Post-Effective Amendment No. 29, is hereby incorporated by reference.

(xv) Copy of Registrant's Management Agreement with Gamble, Jones, Morphy & Bent, Advisor to the GJMB Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

(xvi) Copy of Registrant's Management Agreement with Cornerstone Investment Management, Advisor to the Cornerstone MVP Fund, which was filed as an Exhibit to Registrants Post-Effective Amendment No. 29, is hereby incorporated by reference.

(xvii) Copy of Registrant's Management Agreement with Carl Domino Associates, L.P., Advisor to the Carl Domino Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

(xviii) Copy of Registrant's Management Agreement with Carl Domino Associates, L.P., Advisor to the Carl Domino Global Equity Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

(xix) Copy of Registrant's Management Agreement with Dobson Capital Management, Inc,. Advisor to the Dobson Covered Call Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 25, is hereby incorporated by reference.


(xx) Copy of Registrant's Management Agreement with Auxier Asset Management, LLC, Advisor to the Auxier Focus Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 31, is hereby incorporated by reference.


(xxi) Copy of Registrant's Management Agreement with Cornerstone Capital Management, Inc., Advisor to the Shepherd Values Market Neutral Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 27, is hereby incorporated by reference.

(xxii) Copy of Registrant's Management Agreement with Cornerstone Capital Management, Inc., Advisor to the Shepherd Values Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 27, is hereby incorporated by reference.


(xxiii) Copy of Registrant's Management Agreement with Columbia Partners, L.L.C., Investment Management, Advisor to the Columbia Partners Equity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 31, is hereby incorporated by reference.

(xxiv) Copy of Registrant's Management Agreement with Cash Management Systems , Inc. ("CMS"), Adviser to The Cash Fund, which was filed as an exhibit to Registrant's Post-Effective Amendment No. 31, is hereby incorporated by reference.


(xxv) Copy of Sub-Advisory Agreement between Cash Management Systems, Inc. and Milestone Capital Management, L.P., Sub-Advisor to The Cash Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 30, is hereby incorporated by reference.

(xxvi) Copy of Registrant's Management Agreement with Ariston Capital Management Corporation, Advisor to the Ariston Convertible Securities Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 27, is hereby incorporated by reference.

(xxvii) Copy of Registrant's Management Agreement with Leader Capital Corp., Advisor to the Leader Converted Mutual Bank Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 29, is hereby incorporated by reference.


(xxviii) Copy of Registrant's Management Agreement with Shepherd Advisory
         Services, Inc., Advisor to the Shepherd Values VIF Equity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 31, is hereby incorporated by reference.

(xxix) Copy of Registrant's Management Agreement with Shepherd Advisory Services, Inc., Advisor to the Shepherd Values Small-Cap Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 31, is hereby incorporated by reference.

(xxx) Copy of Registrant's Management Agreement with Shepherd Advisory Services, Inc., Advisor to the Shepherd Values International Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 31, is hereby incorporated by reference.

(xxxi) Copy of Registrant's Management Agreement with Shepherd Advisory Services, Inc., Advisor to the Shepherd Values Fixed Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 31, is hereby incorporated by reference.


(xxxii) Sub-Advisory Agreements for the VIF Equity Fund, International Fund, the Small-Cap Fund, and the Fixed Income Fund [to be supplied].

(xxxiii) Copy of Registrant's Proposed Management Agreement with Aegis Asset
         Management, Inc., Advisor to the Westcott Nothing But Net Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 27, is hereby incorporated by reference.

(xxxiv) Copy of Registrant's Proposed Management Agreement with Aegis Asset Management, Inc., Advisor to the Westcott Large-Cap Fund, which was filed as an Exhibit to Registrant's Post Effective-Amendment No. 27, is hereby incorporated by reference.

(xxxv) Copy of Registrant's Proposed Management Agreement with Aegis Asset Management, Inc., Advisor to the Westcott Fixed Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 27, is hereby incorporated by reference.

(xxxvi) Copy of Registrant's Proposed Management Agreement with Jenswold, King & Associates, Adviser to the Fountainhead Kaleidoscope Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 28, is hereby incorporated by reference.

 (e) Underwriting Contracts.

(i) Copy of Registrant's Amended and Restated Underwriting Agreement with AmeriPrime Financial Securities, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 8, is hereby incorporated by reference.

(ii) Copy of Registrant's proposed Underwriting Agreement with AmeriPrime Financial Securities, Inc. and OMNI Financial Group, LLC, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

(f) Bonus or Profit Sharing Contracts.- None.

(g) Custodial Agreements.

(i) Copy of Registrant's Agreement with the Custodian, Firstar Bank, N.A. (formerly Star Bank), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

(ii) Copy of Registrant's Appendix B to the Agreement with the Custodian, Star Bank, N.A., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 8, is hereby incorporated by reference.

(iii) Copy of Registrant's Agreement with UMB Bank, N.A., Custodian to the Dobson Covered Call Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 28, is hereby incorporated by reference.

(h) Other Material Contracts. Copy of Registrant's Agreement with the Administrator, AmeriPrime Financial Services, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

(i)      Legal Opinion.

(i) Opinion of Brown, Cummins & Brown Co., L.P.A., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 9, is hereby incorporated by reference.

(ii) Opinion of Brown, Cummins & Brown Co., L.P.A., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 29, is hereby incorporated by reference.

(iii)    Consent of Brown, Cummins & Brown Co., L.P.A is filed herewith.

(j) Other Opinions. Consent of Accountant is filed herewith.

(k)  Omitted Financial Statements.- None.

(l) Initial Capital Agreements. Copy of Letter of Initial Stockholders, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

(m) Rule 12b-1 Plan.

(i) Form of Registrant's Rule 12b-1 Service Agreement which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1, is hereby incorporated by reference.

(ii) Copy of Registrant's Rule 12b-1 Distribution Plan for the Austin Opportunity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 17, is hereby incorporated by reference.

(iii) Copy of Registrant's Rule 12b-1 Distribution Plan for the Texas Opportunity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 17, is hereby incorporated by reference.

(iv) Copy of Registrant's Rule 12b-1 Distribution Plan for the U.S. Opportunity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 17, is hereby incorporated by reference.

(v) Copy of Registrant's Rule 12b-1 Distribution Plan for the Jumper Strategic Advantage Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 24, is hereby incorporated by reference.

(vi) Copy of Registrant's Rule 12b-1 Distribution Plan for the Dobson Covered Call Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 24, is hereby incorporated by reference.

(vii) Copy of Registrant's Rule 12b-1 Distribution Plan for the Ariston Convertible Securities Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 27, is hereby incorporated by reference.

(viii) Copy of Registrant's Rule 12b-1 Distribution Plan for the Leader Converted Mutual Bank Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 27, is hereby incorporated by reference.

(ix) Copy of Registrant's Rule 12b-1 Distribution Plan for the Westcott Nothing But Net Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 28, is hereby incorporated by reference.

(x) Copy of Registrant's Rule 12b-1 Distribution Plan for the Westcott Large-Cap Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 28, is hereby incorporated by reference.

(xi) Copy of Registrant's Rule 12b-1 Distribution Plan for the Westcott Fixed Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 28, is hereby incorporated by reference.

(n) Financial Data Schedule - None.

(o) Rule 18f-3 Plan.

(i) Rule 18f-3 Plan for the Carl Domino Equity Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16, is hereby incorporated by reference.

(ii) Rule 18f-3 Plan for the Jumper Strategic Advantage Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 21, is hereby incorporated by reference.

(iii) Rule 18f-3 Plan for the Westcott Funds, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 28, is hereby incorporated by reference.

(p) Power of Attorney.

(i) Power of Attorney for Registrant and Certificate with respect thereto, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 5, are hereby incorporated by reference.

(ii) Powers of Attorney for Trustees and Officers, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 5, are hereby incorporated by reference.

(iii) Power of Attorney for the Treasurer of the Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 24, is hereby incorporated by reference.

     Item 24. Persons Controlled by or Under Common Control with the Registrant (As of October 25, 1999)

(a) Each of Carl Domino and Carl Domino Associates, L.P., may be deemed to control the Domino Global Equity Income Fund as a result of their respective beneficial ownership of the Fund (62.1% and 37.9% respectively). Carl Domino may be deemed to control the Domino Growth Fund as a result of his beneficial ownership of the Fund (68.98%). Carl Domino controls Carl Domino Associates, L. P. (a Florida limited partnership) because he controls the general partner. As a result, Carl Domino Associates, L.P., the Domino Growth Fund and the Domino Global Equity Income Fund may be deemed to be under the common control of Carl Domino.

(b) Charles L. Dobson, may be deemed to control the Dobson Covered Call Fund as a result of his beneficial ownership of the Fund (63.23%). Charles L. Dobson controls Dobson Capital Management, Inc. (a California corporation) because he owns 100% of its shares. As a result, Dobson Capital Management, Inc. and the Fund may be deemed to be under the common control of Charles
     L. Dobson.

(c) J. Jeffrey Auxier may be deemed to control the Auxier Focus Fund as a result of his beneficial ownership of the Fund (99.37%). J. Jeffrey Auxier controls Auxier Asset Management, LLC (an Oregon limited liability company) because he owns a majority of its shares. As a result, Auxier Asset Management, LLC and the Fund may be deemed to be under the common control of J. Jeffrey Auxier.

Item 25. Indemnification

(a) Article VI of the Registrant's Declaration of Trust provides for indemnification of officers and Trustees as follows:

         Section 6.4 Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

         Section 6.5 Advances of Expenses. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

         Section 6.6 Indemnification Not Exclusive, etc. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

         The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

(b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its Advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

(c) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser

A. Carl Domino Associates, L.P., 580 Village Boulevard, Suite 225, West Palm Beach, Florida 33409, ("CDA"), adviser to the Carl Domino Equity Income Fund, the Carl Domino Growth Fund and the Carl Domino International Global Equity Income Fund, is a registered investment adviser.

(1) CDA has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the partners and officers of CDA during the past two years.

(a) Lawrence Katz, a partner in CDA, is an orthopedic surgeon in private practice.

(b) Saltzman Partners, a partner in CDA, is a limited partnership that invests in companies and businesses.

(c) Cango Inversiones, SA, a partner in CDA, is a foreign business entity that invests in U.S. companies and businesses.

B. King Investment Advisors Inc., 1980 Post Oak Boulevard, Suite 2400, Houston, Texas 77056-3898 ("King King"), adviser to the Fountainhead Special Value Fund and the Fountainhead Kaleidoscope Fund, is a registered investment adviser.

(1) King has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the directors and officers of King during the past two years.

(a) John Servis, a director of JKA King, is a licensed real estate broker.

C. GLOBALT, Inc., 3060 Peachtree Road, N.W., One Buckhead Plaza, Suite 225, Atlanta, Georgia 30305 ("GLOBALT"), adviser to GLOBALT Growth Fund, is a registered investment adviser.

(1) GLOBALT has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the officers and directors of GLOBALT during the past two years.

(a) Gregory S. Paulette, an officer of GLOBALT, is the president of GLOBALT Capital Management, a division of GLOBALT.

D. IMS Capital Management, Inc., 10159 S.E. Sunnyside Road, Suite 330, Portland, Oregon 97015, ("IMS"), Adviser to the IMS Capital Value Fund, is a registered investment adviser.

(1) IMS has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the directors and officers of IMS during the past two years - None.

E. CommonWealth Advisors, Inc., 929 Government Street, Baton Rouge, Louisiana 70802, ("CommonWealth"), Adviser to the Florida Street Bond Fund and the Florida Street Growth Fund, is a registered investment adviser.

(1) CommonWealth has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the directors and officers of CommonWealth during the past two years.

(a) Walter A. Morales, President/Chief Investment Officer of CommonWealth was the Director of an insurance/broadcasting corporation, Guaranty Corporation, 929 Government Street, Baton Rouge, Louisiana 70802 from August 1994 to February 1996. From September 1994 through the present, a registered representative of a Broker/Dealer company, Securities Service Network, 2225 Peters Road, Knoxville, Tennessee 37923. Beginning August 1995 through the present, an instructor at the University of Southwestern Louisiana in Lafayette, Louisiana.

F. Corbin & Company, 1320 S. University Drive, Suite 406, Fort Worth, Texas 76107, ("Corbin"), Adviser to the Corbin Small-Cap Value Fund, is a registered investment adviser.

(1) Corbin has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the directors and officers of Corbin during the past two years - None.

G. Vuong Asset Management Company, LLC, 6575 West Loop South, Suite 110, Houston, Texas 77401, ("VAMCO"), Adviser to the MAI Family of Funds, is a registered investment adviser.

(1) VAMCO has engaged in no other business during the past two fiscal years.

(2) The following list sets forth substantial business activities of the directors and officers of VAMCO during the past two years.

(a) Qui Tu Vuong, the Chief Investment Officer and head of Equity Asset Management of VAMCO, is the Chief Executive Officer of Vuong & Co., LLC, a holding company at 6575 West Loop South #110, Bellaire, Texas 77401; and Sales Manager/Equities Regulation Representative of Omni Financial Group, LLC, a securities brokerage company at 6575 West Loop South #110, Bellaire, Texas 77401; and President of Oishiicorp, Inc., an investment advising corporation at 6575 West Loop South #110, Bellaire, Texas 77401; and Managing General Partner of Sigma Delta Capital Appreciation Funds, LP, an investment company at 6575 West Loop South #110, Bellaire, Texas 77401; and President of Premier Capital Management and Consulting Group, Inc., a financial consulting corporation at 6575 West Loop South #170, Bellaire, Texas 77401; and from August, 1992 through February, 1996, he was a registered representative of Securities America, Inc., a securities brokerage corporation at 6575 West Loop South #170, Bellaire, Texas 77401.

(b) Quyen Ngoc Vuong, President, Chairman and Chief Financial Officer of VAMCO, is the Manager of Vuong & Company, LLC, and Manager of Omni Financial Group, LLC.

(c) Can Viet Le, Manager of VAMCO, is the Manager of Vuong and Company, LLC, and was Co Founder and Chief Financial Officer of Tribe Computer Works, a manufacturing network in Alameda, California from April 1990 through January, 1996.

H. CWH Associates, Inc., 200 Park Avenue, Suite 3900, New York, New York 10166, ("CWH"), Advisor to the Worthington Theme Fund, is a registered investment Advisor.

(1) CWH has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the directors and officers of CWH during the past two years.

Andrew M. Abrams, the Chief Operating Officer of CWH, is a General Partner of Abrams Investment Partners, L.P., an investment limited partnership at 200 Park Avenue, Suite 3900, New York, New York 10166.

I. Burroughs & Hutchinson, Inc., 702 West Idaho Street, Suite 810, Boise, Idaho ("B&H"), advisor to Marathon Value Fund, is a registered investment adviser.

(1) B&H has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the directors and officers of B&H during the past two years.

     Mark R. Matsko, Vice President and Director of B&H, was broker with D.A. Davidson & Co., a broker/dealer in Boise, Idaho, from 1994 to 1996.

J. The Jumper Group, Inc., 1 Union Square, Suite 505, Chattanooga, Tennessee 37402, ("Jumper"), Advisor to the Jumper Strategic Advantage Fund, is a registered investment advisor.

(1) Jumper has engaged in no other business during the past two fiscal years.

(2) The following list set forth other substantial business activities of the directors and officers of Jumper during the past two years - None.

K. Appalachian Asset Management, Inc., 1018 Kanawha Blvd., East, Suite 209, Charleston, WV 25301 ("AAM"), advisor to AAM Equity Fund, is a registered investment advisor.

(1) AAM has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the directors and officers of AAM during the past two years - None.

L. Martin Capital Advisors, L.L.P. ("Martin"), 816 Congress Ave., Suite 1540, Austin, TX 78701 ("Martin"), advisor to Austin Opportunity Fund, Texas Opportunity Fund, and U.S. Opportunity Fund, is a registered investment advisor.

(1) Martin has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the directors and officers of GJMB during the past two years - None.

M. Gamble, Jones, Morphy & Bent, Inc., 301 East Colorado Boulevard, Suite 802, Pasadena, California 91101 ("GJMB"), Advisor to the GJMB Fund, is a registered investment advisor.

(1) GJMB has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the directors and officers of GJMB during the past two years - None.

N. Cornerstone Investment Management, L.L.C. 132 West Main Street, Aspen, Colorado 81611 ("Cornerstone"), Advisor to the Cornerstone MVP Fund, is a registered investment advisor.

(1) Cornerstone has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the directors and officers of Cornerstone during the past two years:

Christopher Shawn Ryan, managing member of Cornerstone, was Vice
President-Portfolio Manager at NationsBank in Dallas, Texas from January 1994 to October 1997.

O. Dobson Capital Management, Inc., 1422 Van Ness Street., Santa Ana, CA 92707 ("Dobson"), Advisor to the Dobson Covered Call Fund, is a registered investment advisor.

(1) Dobson has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the directors and officers of Dobson during the past two years: Charles L. Dobson, President of Dobson, was the Director of Trading with Analytic/TSA Global Asset Management, 700 S. Flower Street, Suite 2400, Los Angeles CA, from 1996 to 1998.

P. Auxier Asset Management, LLC, 8050 S.W. Warm Springs, Suite 130, Tualatin, OR 97062 ("Auxier"), Advisor to the Auxier Focus Fund, is registered investment advisor.

(1) Auxier has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the directors and officers of Auxier during the past two years: Jeffrey Auxier, Managing Member of Auxier, was a Senior Portfolio Management Director with Smith Barney, Inc. until 1998.

Q. Cornerstone Capital Management, Inc., 6760 Corporate Drive, Suite 230, Colorado Springs, CO 80919 ("CCM"), Adviser to the Shepherd Value Market Fund and the Shepherd Value Growth Fund, is a registered investment advisor.

(1) CCM has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the directors and officers of CCM during the past two years:

a) Darrel Uselton, Director of CCM, is the Chairman of The National Capital Companies, an investment banking firm.

b) Joseph Cerbone, Director of CCM, is the President of The National Capital Companies, an investment banking firm.

c) Jason D. Huntley, Director of CCM, was Director of Institutional Services with First Affirmative/Walnut Street Advisers, Colorado Springs, CO, an investment advisory firm, from 1996 to 1997.

d) Colleen Helm, Director of CCM, was a portfolio manager with Angell Financial, an investment adviser, from January 1998 to November 1999. Prior to that, she was a portfolio manager with Pinnacle Financial Advisory Group, an investment adviser.

e) Donald Ellsworth, Director of CCM, was the President of Ellsworth Advisory Group, Inc., an investment counseling firm, from June 1987 until June 1999.

R. Columbia Partners, L.L.C., Investment Management, 1775 Pennsylvania Avenue, N.W., Washington, DC 20006 ("Columbia"), Advisor to the Columbia Partners Equity Fund, is a registered investment advisor.

(1) Columbia has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the directors and officers of Columbia during the past two years:

Rhys H. Williams, a principal of Columbia, has been a portfolio manager at Columbia since late 1997. Prior to that time, Mr. Williams was the Senior Vice President at Prudential Securities in Philadelphia, PA since 1987.

S. Legacy Investment Group, LLC, d/b/a Cash Management Systems, 290 Turnpike Road, #338, Westborogh, Massachusetts ("CMS), Advisor to The Cash Fund, is a registered investment advisor.

1.       CMS has engaged in no other business during the past two years.

2. The following list sets forth other substantial business activities of the directors and officers of CMS during the past two years:

David W. Reavill, Member of CMS, was a Vice President with Fixed Income Discount Advisory Corp., Shrewsbury, MA, a money market firm, from 1997 to 1998 and a Vice President of Reich & Tang, LLC, Westlake Village, CA, a money market firm, from 1996 to 1997.

T. Ariston Capital Management Corporation, 40 Lake Bellevue Drive, Suite 220, Bellevue, Washington 98005 ("Ariston"), Advisor to the Ariston Convertible Securities Fund, is a registered investment advisor.

1.       Ariston has engaged in no other business during the past two years.

2. The following list sets forth other substantial business activities of the directors and officers of Ariston during the past two years: None.

U. Leader Capital Corp., 121 S.W. Morrison St., Ste. 450, Portland, OR 97204 ("Leader"), Adviser to the Leader Converted Mutual Bank Fund, is a registered investment advisor.

1. Leader has engaged in no other business during the past two fiscal years.

2. The following list sets forth other substantial business activities of the directors and officers of Leader during the past two years:

(a) John Lekas, President of Leader, was a registered representative with Smith Barney from July 1993 to November 1997.

(b) Jason McMillen, Vice President of Leader, was a research assistant with Smith Barney from December 1996 to December 1997.

(c) Carey Guenther, Secretary of Leader, was a customer account representative with Columbia Funds from July 1997 to January, 1998.

V. Aegis Asset Management, Inc. ("Aegis"), 230 Westcott, Suite 1, Houston, Texas 77007, Adviser to Westcott Nothing But Net Fund, Westcott Large-Cap Fund and Westcott Fixed Income Fund, is a registered investment adviser.

1.   Aegis has engaged in no other business during the past two fiscal years.

2. The following list sets forth other substantial business activities of the directors and officers of Aegis during the past two years:

(a) Thomas Layng Guerriero, President of Aegis, has been the President of Westcott Securities, L.L.C., a broker/dealer, from April 1998 to the present.

Item 27. Principal Underwriters

A. AmeriPrime Financial Securities, Inc., is the Registrant's principal underwriter. Kenneth D. Trumpfheller, 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092, is the President, Secretary and Treasurer of the underwriter and the President and a Trustee of the Registrant. It is also the underwriter for the AmeriPrime Insurance Trust, the Kenwood Funds, the Rockland Funds Trust and the TANAKA Funds, Inc.

B. Information with respect to each director and officer of AmeriPrime Financial Securities, Inc. is incorporated by reference to Schedule A of Form BD filed by it under the Securities Exchange Act of 1934 (File No. 8-48143).

C.       Not applicable.

Item 28. Location of Accounts and Records

         Accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092 and/or by the Registrant's Custodian, Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, and/or transfer and shareholder service agents, American Data Services, Inc., Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, New York 11760 and Unified Fund Services, Inc., 431 Pennsylvania Street, Indianapolis, IN 46204.

Item 29. Management Services Not Discussed in Parts A or B

         None.

Item 30. Undertakings

         None.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati, State of Ohio, on the 12th day of November, 1999.


                              AmeriPrime Funds

                              By:_____/s/______________________________
                                 Donald S. Mendelsohn,
                                 Attorney-in-Fact

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Kenneth D. Trumpfheller,
President and Trustee

                                       By:___/s/_______________________________
                                           Donald S. Mendelsohn,
Gary E. Hippensteil, Trustee               Attorney-in-Fact


Steve L. Cobb, Trustee                   November 12, 1999


Paul S. Bellany, Treasurer

                                  EXHIBIT INDEX

1.   Consent of Counsel...............................................EX-99.23.i
2.   Consent of Accountant............................................EX-99.23.j